Insurance contracts in the financial services segment - Summary of Changes in insurance contract liabilities from insurance contracts not measured under the PAA by measurement component (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Changes that relate to future service
Effect of contracts initially recognized during the period	¥ 1,768	¥ 2,116
Total changes that relate to future service	101,865	149,241
Changes that relate to current service
Total changes that relate to current service	(151,025)	(151,841)
Insurance finance expenses (income)	30,155	57,995
Cash flows
Other	(1,334)	76
Estimates of present value of future cash flows [member]
Changes that relate to future service
Effect of contracts initially recognized during the period	2,391,895	2,268,072
Risk adjustment for non-financial risk [member]
Changes that relate to future service
Effect of contracts initially recognized during the period	44,335	40,912
CSM [member]
Changes that relate to future service
Effect of contracts initially recognized during the period	389,234	364,328
Insurance contracts not measured under PAA [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, Beginning	(56,975)	(60,751)
Insurance contract liabilities, Beginning	12,986,833	12,411,184
Net amounts, Beginning	12,929,858	12,350,433
Changes that relate to future service
Changes in estimates that do not adjust the CSM	12,508	2,476
Effect of contracts initially recognized during the period	1,768	2,116
Total changes that relate to future service	14,276	4,592
Changes that relate to current service
CSM recognized in profit or loss for the services provided	(151,025)	(151,841)
Change in risk adjustment for non-financial risk due to release of risk	(28,681)	(26,899)
Experience adjustments	656	5,076
Total changes that relate to current service	(179,050)	(173,664)
Changes that relate to past service		253
Insurance service result	(164,774)	(168,819)
Insurance finance expenses (income)	(633,829)	247,205
Total amounts recognized in comprehensive income	(798,603)	78,386
Cash flows
Premiums received	1,894,792	1,748,139
Insurance acquisition cash flows	(151,614)	(138,544)
Claims and other insurance service expenses paid	(1,179,036)	(1,107,850)
Total cash flows	564,142	501,745
Other	2,192	(706)
Insurance contract assets, Ending	(47,715)	(56,975)
Insurance contracts liabilities, Ending	12,745,304	12,986,833
Net amounts, Ending	12,697,589	12,929,858
Insurance contracts not measured under PAA [member] | Estimates of present value of future cash flows [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, Beginning	(291,878)	(341,096)
Insurance contract liabilities, Beginning	10,697,166	10,217,895
Net amounts, Beginning	10,405,288	9,876,799
Changes that relate to future service
Changes in estimates that adjust the CSM	276,707	233,415
Changes in estimates that do not adjust the CSM	11,762	6,008
Effect of contracts initially recognized during the period	(431,801)	(403,124)
Total changes that relate to future service	(143,332)	(163,701)
Changes that relate to current service
Experience adjustments	656	5,076
Total changes that relate to current service	656	5,076
Changes that relate to past service	6	255
Insurance service result	(142,670)	(158,370)
Insurance finance expenses (income)	(661,734)	185,948
Total amounts recognized in comprehensive income	(804,404)	27,578
Cash flows
Premiums received	1,894,792	1,748,139
Insurance acquisition cash flows	(151,614)	(138,544)
Claims and other insurance service expenses paid	(1,179,036)	(1,107,850)
Total cash flows	564,142	501,745
Other	2,883	(834)
Insurance contract assets, Ending	(245,602)	(291,878)
Insurance contracts liabilities, Ending	10,413,511	10,697,166
Net amounts, Ending	10,167,909	10,405,288
Insurance contracts not measured under PAA [member] | Risk adjustment for non-financial risk [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, Beginning	27,824	39,067
Insurance contract liabilities, Beginning	388,658	381,950
Net amounts, Beginning	416,482	421,017
Changes that relate to future service
Changes in estimates that adjust the CSM	10,662	(18,328)
Changes in estimates that do not adjust the CSM	746	(3,532)
Effect of contracts initially recognized during the period	44,335	40,912
Total changes that relate to future service	55,743	19,052
Changes that relate to current service
Change in risk adjustment for non-financial risk due to release of risk	(28,681)	(26,899)
Total changes that relate to current service	(28,681)	(26,899)
Changes that relate to past service	(6)	(2)
Insurance service result	27,056	(7,849)
Insurance finance expenses (income)	(2,250)	3,262
Total amounts recognized in comprehensive income	24,806	(4,587)
Cash flows
Other	643	52
Insurance contract assets, Ending	24,501	27,824
Insurance contracts liabilities, Ending	417,430	388,658
Net amounts, Ending	441,931	416,482
Insurance contracts not measured under PAA [member] | CSM [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, Beginning	207,079	241,278
Insurance contract liabilities, Beginning	1,901,009	1,811,339
Net amounts, Beginning	2,108,088	2,052,617
Changes that relate to future service
Changes in estimates that adjust the CSM	(287,369)	(215,087)
Effect of contracts initially recognized during the period	389,234	364,328
Total changes that relate to future service	101,865	149,241
Changes that relate to current service
CSM recognized in profit or loss for the services provided	(151,025)	(151,841)
Total changes that relate to current service	(151,025)	(151,841)
Insurance service result	(49,160)	(2,600)
Insurance finance expenses (income)	30,155	57,995
Total amounts recognized in comprehensive income	(19,005)	55,395
Cash flows
Other	(1,334)	76
Insurance contract assets, Ending	173,386	207,079
Insurance contracts liabilities, Ending	1,914,363	1,901,009
Net amounts, Ending	¥ 2,087,749	¥ 2,108,088